Segment Information - Schedule of Operating Financial Results (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Operating Financial Results Abstract
Revenue	$ 132,079,041	$ 123,088,183
Cost of revenue	69,632,154	68,224,649
Depreciation, amortization and depletion	15,404,688	13,545,093
Selling expense	4,052,768	3,849,290
Administrative expense	4,336,879	3,841,433
Interest expense	21,292,862	24,413,242
Other segment items	6,144,310	4,187,950
Net income (loss)	11,215,380	5,026,526
Capital expenditures - purchases of plant, property and equipment	$ (7,583,778)	$ (13,387,493)